SUMMARY OF AMOUNT RECORDED IN THE CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Subsequent Events [Abstract]
Investment value		$ 135,692
Loss from the affiliate		(135,692)
Carrying amount